Related Party Transactions - Summary of Key Management Remuneration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Short-term benefits	€ 8	€ 9	€ 13
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 9	4	3	3
Total	€ 13	€ 13	€ 17